DEFERRED CHARGES (Details) - Schedule of estimated aggregate amortization expense	Jul. 31, 2026 USD ($)
Revenue Recognition and Deferred Revenue [Abstract]
2027	$ 550,886
2028	473,201
2029	434,090
2030	348,923
2031	$ 345,059